SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - Sempra Savings Plan 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting — The accompanying financial statements have been prepared in accordance with U.S. GAAP.
Use of Estimates
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties — As discussed in Notes 1 and 4, the Plan invests in various investment instruments in the Master Trust. Investments, in general, are exposed to various risks and uncertainties, such as interest rate risk, credit risk, and market risk. Market risks include global events which could impact the value of investments, such as a pandemic or international conflict. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of investments will occur in the near-term and that such changes could materially affect the value of the participants’ account balances and the amounts reported in the financial statements.

Investment Valuation and Income/Loss Recognition
Investment Valuation and Income/Loss Recognition — The Plan’s investment consists of an interest in the Master Trust. The Plan’s interest in the Master Trust is presented at fair value, which has been determined based on the fair value of the underlying investments of the Master Trust. See Note 5 for discussion of fair value measurements.
Investment income related to the Plan’s interest in the Master Trust is presented in Net investment gain – Plan interest in Master Trust in the Statement of Changes in Net Assets Available for Benefits and consists of net appreciation (depreciation) in the fair value of investments and dividend income. Net appreciation (depreciation) includes realized gains and losses on investments sold during the year and unrealized gains and losses on investments held as of year-end. Purchases and sales of investments are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date.

Benefit Payments
Benefit Payments — Benefits are recorded when paid. There were no amounts allocated to accounts of persons who have elected to withdraw from the Plan but have not yet been paid as of December 31, 2025 or 2024.

Notes Receivable from Participants
Notes Receivable from Participants — Notes receivable from participants are reported at their outstanding principal balances plus accrued interest. Interest income is recorded on an accrual basis. If a participant does not make regular loan payments for 90 days, the loan is considered to be in default. For participant loans that become delinquent, are not cured and result in default, the amount of unpaid principal and interest due to the Plan is treated as a deemed distribution to the participant. Deemed distributions are reported as taxable distributions to participants for purposes of reporting in the Form 5500; however, deemed distributions remain classified as notes receivable from participants until a qualifying distributable event occurs for purposes of reporting in conformity with U.S. GAAP.

Administrative Expenses
Administrative Expenses — Each participant is charged an annual recordkeeping fee, which is paid on a monthly basis. The Company pays this fee for each participant during their first 23 months of employment. After 23 months of employment, this fee is charged to participants and deducted from participants’ accounts. Additionally, loan origination fees, loan maintenance fees and rollover fees charged by the receiving financial institution, when applicable, are charged to participants and deducted from participants’ accounts. Investment management fees (including fees associated with brokerage activity in the SDBA) are included in Net investment gain – Plan interest in Master Trust in the Statement of Changes in Net Assets Available for Benefits.
Certain administrative expenses of the Plan are paid directly by the Company, such as legal and accounting fees, and not allocated to the Plan.

Subsequent Events	Subsequent Events — Subsequent events were evaluated through the date the financial statements were issued.